1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com thor alden

thor.alden@dechert.com +1 202 261 3391 Direct

November 18, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust
Securities Act File No. 333-111986 Post-Effective Amendment No. 101 Investment Company Act File No. 811-21475 Amendment No. 101

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 101 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on Form N-1A. This Amendment is being filed on behalf of the RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund (the “Funds”), for the purpose of registering Class R6 shares of the Funds. We hereby represent that the attached Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

This Amendment does not affect the currently effective Prospectus and Statement of Additional Information for the other share classes of the Funds. Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (202) 261-3391.

Very truly yours,

/s/ Thor Alden

Thor Alden